BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Schedule of Related Party Balances Per the Income Statement) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Revenues	[1]	$ 2,327	$ 3,100	$ 3,177
Cost of revenues	[2]	2,822	11,482	10,196
Operating expenses, net - primarily lease, subcontractors and communications	[3]	8,018	6,757	5,201
Purchase of property and equipment		$ 1,175	$ 189	$ 1,586

[1]	Distribution of the Company’s products on a non-exclusive basis.
[2]	Related to cost of product purchased from one of the related companies (SecurityDAM Ltd.). On February 17, 2022, the Company acquired all of the technology and other intangible assets from SecurityDAM Ltd., which was a related company and the sole single-managed security service provider of the company. For additional details, see Note 3.
[3]	The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.